Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net income (loss)	$ (2,616.9)	$ (124.0)
Items not affecting cash
Other (income) loss	143.5	(27.8)
Deferred tax expense (recovery)	(938.8)	102.1
Share-based compensation	19.8	42.2
Depletion, depreciation, amortization and impairment	5,284.7	1,741.4
Accretion	31.5	30.9
Unrealized (gains) losses on derivatives	(439.4)	163.6
Translation of US dollar long-term debt	324.5	(255.8)
Other	(2.5)	(2.1)
Realized (gain) loss on cross currency swap maturity	(70.3)	54.6
Decommissioning expenditures	(25.3)	(25.1)
Change in non-cash working capital	37.2	18.7
Cash flows from (used in) operations	1,748.0	1,718.7
INVESTING ACTIVITIES
Development capital and other expenditures	(1,817.8)	(1,854.7)
Capital acquisitions, net	(15.4)	(308.1)
Capital dispositions	243.3	266.1
Other long-term assets	0.0	2.2
Long-term investments	162.1	0.1
Change in non-cash working capital	(81.6)	(65.8)
Cash flows from (used in) investing activities	(1,509.4)	(1,960.2)
FINANCING ACTIVITIES
Issue of shares, net of issue costs	(1.7)	(2.6)
Increase (decrease) in bank debt, net	(360.0)	635.9
Issuance of senior guaranteed notes	267.3	0.0
Repayment of senior guaranteed notes	(65.0)	(90.3)
Realized gain (loss) on cross currency swap maturity	70.3	(54.6)
Cash dividends	(198.5)	(197.7)
Change in non-cash working capital	(0.3)	0.5
Cash flows from (used in) financing activities	(287.9)	291.2
Impact of foreign currency on cash balances	2.2	(0.7)
INCREASE (DECREASE) IN CASH	(47.1)	49.0
CASH AT BEGINNING OF YEAR	62.4	13.4
CASH AT END OF YEAR	15.3	62.4
Supplemental Information [Abstract]
Cash taxes paid	0.0	(0.3)
Cash interest paid	$ (177.1)	$ (159.2)